Praxis Core Stock Fund (Prospectus Summary) | Praxis Core Stock Fund
Praxis Core Stock Fund
Investment Objectives
The Core Stock Fund seeks capital appreciation. To a lesser extent, it seeks current income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Praxis
Mutual Funds. More information about these and other discounts is available from your financial professional and in the section titled "Sales Charge Reductions"
on page 70 of the Fund's prospectus.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Praxis Core Stock Fund	Class A	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.25%	none
Redemption fee (as a percentage of amount redeemed, if applicable)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Praxis Core Stock Fund		Class A	Class I
Management fees		0.74%	0.74%
Distribution and Service (12b-1) fees		0.25%	none
Other Expenses	[1]	0.62%	0.17%
Total Annual Fund Operating Expenses		1.61%	0.91%
[1]	Includes indirect expenses of securities or other mutual funds held by the Fund, if any.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5 percent return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Praxis Core Stock Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	680	1,006	1,355	2,336
Class I	93	290	504	1,120

Portfolio Turnover :
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).
A higher portfolio turnover may indicate higher transaction
costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the
Fund's performance. During the most recent fiscal year, the
Fund's portfolio turnover rate was 14.83 percent of the
average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in equity securities (typically common stocks) of large capitalization companies (those companies whose total market value is more than $10 billion at the time of purchase) which provide products and services that are consistent with the Praxis stewardship investing core values. The Fund invests, under normal circumstances, at least 80 percent of its net assets (plus the amount of any borrowings for investment purposes) in stocks. The Fund has the flexibility to invest a limited portion of its assets in companies of any size, to invest in companies whose shares may be subject to controversy, to invest in foreign securities, and to invest in securities other than common stock, such as preferred stock, convertible bonds, and other forms of equity securities. Historically, the Fund has invested a significant portion of its assets in financial services companies. See "Investment Objectives, Principal
Investment Strategies, and Related Risks."

The Fund's Sub-Adviser conducts extensive research to identify well-managed companies with durable business models that can be purchased at attractive valuations relative to their intrinsic value. The Sub-Adviser emphasizes individual stock selection and believes that the ability to evaluate management is critical, routinely visiting managers at their places of business in order to gain insight into the relative value of different businesses. The Sub-Adviser selects securities of durable, well-managed businesses that can be purchased at value prices and held for the long term. The Sub-Adviser considers selling a security if the issuing company no longer exhibits the characteristics that: (i)
foster sustainable long-term expansion of earnings; (ii) manage risk; and (iii)
enhance the potential for superior long-term returns.

Stewardship Investing

The Fund also analyzes potential investments for their ability to reflect certain core social values including:

· Respecting the dignity and value of all people

· Building a world at peace and free from violence

· Demonstrating a concern for justice in a global society

· Exhibiting responsible management practices

· Supporting and involving communities

· Practicing environmental stewardship
Principal Investment Risks
Because the value of the Fund's investments will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Some of the Fund's holdings may underperform its other holdings.
Because the Fund may invest a significant portion of its assets in financial services companies, the Fund is also subject to financial services risk, which means the Fund's value will react to events affecting those companies and the
Fund's returns may be more volatile than other funds.
FUND PERFORMANCE
The bar chart and table that follow provide some indication of the risk of an investment in the Fund. The bar chart shows changes in the Fund's performance for each calendar year for the last 10 years. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table shows how the Fund's average annual total returns for different periods compared to those of a broad-based securities market index.

Please note that the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.
Class A - Annual Total Return Chart For the Periods Ended December 31, 2011

Best Quarter Quarter Ended June 30, 2009 18.90% Worst Quarter Quarter Ended December 31, 2008 (25.13)%
Average Annual Total Returns For the Periods Ended December 31, 2011
Average Annual Total Returns Praxis Core Stock Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Class A Return Before Taxes	(8.95%)	(5.03%)	(0.64%)
Class A After Taxes on Distributions	Class A Return After Taxes on Distributions	(8.95%)	(5.14%)	(0.79%)
Class A After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares	(5.82%)	(4.20%)	(0.53%)
Class I	Class I Return Before Taxes	(3.18%)	(3.51%)		4.51%	May 01, 2006
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	2.92%	1.41%	May 01, 2006